PROPERTY AND EQUIPMENT, NET - Depreciation (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Depreciation expense
Depreciation of property and equipment	¥ 244,898	¥ 146,016
Cost of revenue
Depreciation expense
Depreciation of property and equipment	239,581	142,553
General and administrative expenses
Depreciation expense
Depreciation of property and equipment	4,895	3,063
Research and development expenses
Depreciation expense
Depreciation of property and equipment	¥ 422	¥ 400